Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions		1 Months Ended								12 Months Ended
	Mar. 12, 2020	Nov. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Payment to acquire business			¥ 110	¥ 100			¥ 100	¥ 100	¥ 100	¥ 510
Proceeds from disposal of business		¥ 6			¥ 10
Related Party Of The Acquiree [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Equity method investment ownership percentage	100.00%
Business combination intangible asset acquistion cash consideration payable	¥ 510
Share Transfer Agreement [Member] | Including Manufacturing License Subject To Regulatory Approval [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Business combination intangible assets acquired	¥ 8
Share Transfer Agreement [Member] | Including Manufacturing License Subject To Regulatory Approval [Member] | Related Party Of The Acquiree [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Equity method investment percentage disposed off	100.00%
Disposal of business consideration due	¥ 16
Share Transfer Agreement [Member] | Manufacturing License Subject To Approval [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill Line Items [Line Items]
Business combination indfeinitely lived intangible assets acquired						¥ 494